STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Series Seed Preferred Stock [Member]	Series A Preferred Stock	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2014	$ (1,845)				$ 6,869		$ (8,714)
Balance (in shares) at Dec. 31, 2014		1,284	960	2,784
Net loss	(1,902)						(1,902)
Shares issued in conjunction with share option exercise	17				17
Shares issued in conjunction with share option exercise (in shares)				17
Share-based compensation	99				99
Balance at Dec. 31, 2015	(3,631)				6,985		(10,616)
Balance (in shares) at Dec. 31, 2015		1,284	960	2,801
Net loss	(1,571)						(1,571)
Share-based compensation	300				300
Issuance of preferred shares upon convertible promissory note maturity including debt conversion expense	6,479				6,479
Issuance of preferred shares upon convertible promissory note maturity including debt conversion (in shares)			521
Balance at Dec. 31, 2016	1,577				13,764		(12,187)
Balance (in shares) at Dec. 31, 2016		1,284	1,481	2,801
Net loss	(10,902)						(10,902)
Unrealized loss on short-term investments	(3)					$ (3)
Shares issued in conjunction with share option exercise	$ 675				675
Shares issued in conjunction with share option exercise (in shares)	378,343			348
Share-based compensation	$ 2,170				2,170
Issuance of shares upon exercise of warrants	160				160
Issuance of shares upon exercise of warrants				189
Issuance of shares upon conversion of notes	5,957				5,957
Issuance of shares upon conversion of notes (in shares)				617
Conversion of Preferred Shares to Ordinary Shares (in shares)		(1,284)	(1,481)	2,765
Beneficial conversion expense from notes	348				348
Issuance of shares in connection with merger, net	33,812			$ 212	33,600
Issuance of shares in connection with merger, net of refund for fractional shares (in shares)				3,979
Balance at Dec. 31, 2017	$ 33,794			$ 212	$ 56,674	$ (3)	$ (23,089)
Balance (in shares) at Dec. 31, 2017				10,699